Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,790,784	$ 281,013	¥ 3,293,573
Restricted cash	55,670	8,736	164,889
Short-term deposits	8,351,945	1,310,602	5,974,790
Short-term investments	816,331	128,100	1,206,539
Accounts receivable, net of allowance of RMB4,449 and RMB2,296 for 2020 and 2021, respectively	88,034	13,814	71,237
Amounts due from related parties, net of allowance of RMB299 and RMB393 for 2020 and 2021, respectively	148,560	23,312	64,802
Prepayments and other current assets, net of allowance of RMB324 and RMB23 for 2020 and 2021, respectively	664,945	104,344	495,108
Total current assets	11,916,269	1,869,921	11,270,938
Non-current assets
Deferred tax assets	20,245	3,177	48,313
Investments	608,617	95,505	467,206
Property and equipment, net	79,611	12,493	94,555
Intangible assets, net	83,942	13,172	62,796
Right-of-use assets, net	395,371	62,042	87,418
Prepayments and other non-current assets	150,887	23,677	379,461
Total non-current assets	1,338,673	210,066	1,139,749
Total assets	13,254,942	2,079,987	12,410,687
Current liabilities (including amounts of the consolidated variable interest entity and its subsidiaries ("VIEs") without recourse to the Company of RMB1,056,227 and RMB1,057,062 as of December 31, 2020 and 2021, respectively)
Accounts payable	12,579	1,974	10,083
Advances from customers and deferred revenue	459,509	72,107	485,878
Income taxes payable	5,944	933	56,861
Accrued liabilities and other current liabilities	1,845,452	289,588	1,707,289
Amounts due to related parties	216,128	33,915	95,457
Lease liabilities due within one year	36,473	5,723	29,227
Total current liabilities	2,576,085	404,240	2,384,795
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB178,684 and RMB120,329 as of December 31, 2020 and 2021, respectively)
Lease liabilities	45,084	7,075	57,620
Deferred tax liabilities	4,597	721	13,350
Deferred revenue	118,975	18,670	178,144
Total non-current liabilities	168,656	26,466	249,114
Total liabilities	2,744,741	430,706	2,633,909
Commitments and contingencies (Note 25)
Shareholders' equity
Additional paid-in capital	11,764,059	1,846,038	11,465,575
Statutory reserves	122,429	19,212	122,429
Accumulated deficit	(1,300,144)	(204,021)	(1,883,643)
Accumulated other comprehensive income (loss)	(76,300)	(11,973)	72,262
Total shareholders' equity	10,510,201	1,649,281	9,776,778
Total liabilities and shareholders' equity	13,254,942	2,079,987	12,410,687
Class A ordinary shares (US$0.0001 par value; 750,000,000 and 750,000,000 shares authorized, 83,490,841 and 86,993,764 shares issued and outstanding as of December 31, 2020 and 2021, respectively)
Shareholders' equity
Ordinary shares	58	9	55
Class B ordinary shares (US$0.0001 par value; 200,000,000 and 200,000,000 shares authorized, 152,357,321 and 151,076,517 shares issued and outstanding as of December 31, 2020 and 2021, respectively)
Shareholders' equity
Ordinary shares	¥ 99	$ 16	¥ 100